Fair Value of Financial Assets and Liabilities - Impact of Valuation Sensitivity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Financial assets:
Financial assets at fair value through profit or loss	¥ 1,488,239	¥ 1,695,585
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(414,106)	(455,734)
Others	8,522,212	7,809,677
At fair value [member]
Financial assets:
Financial assets at fair value through profit or loss	1,488,239	1,695,585
Investment securities at fair value through other comprehensive income	27,360,031	32,665,451
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(414,106)	(455,734)
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	1,029,481	919,971	¥ 873,801
Financial assets at fair value through profit or loss	735,668	728,897
Investment securities at fair value through other comprehensive income	464,821	468,713
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(185,020)	(291,086)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial assets:
Derivative financial instruments	(185,020)	(291,086)	(166,896)
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(185,020)	(291,086)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	1,007	2,008
Financial liabilities, Unfavorable changes	1,109	2,319
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	650,467	693,013
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	7,852	3,052
At fair value [member] | Level 3 [member] | Others [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	62	126
Financial liabilities, Unfavorable changes	61	118
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	(3,248)	(7,162)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	(4,567)	1,652
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	6	75
Financial assets, Unfavorable changes	6	73
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	13,825	15,384
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	2,462	3,274
Financial assets, Unfavorable changes	2,467	3,309
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	150	521
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	17	17
Financial assets, Unfavorable changes	17	18
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member]
Financial assets:
Derivative financial instruments	735,668	728,897	594,227
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Derivative financial instruments	650,467	693,013	561,450
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	917	3,347
Financial assets, Unfavorable changes	4,533	7,422
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Derivative financial instruments	85,201	35,884	32,777
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	362	88
Financial assets, Unfavorable changes	875	167
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member]
Financial assets:
Derivative financial instruments	464,821	468,713	447,605
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Financial assets:
Derivative financial instruments	464,821	468,713	¥ 447,605
Financial assets at fair value through profit or loss	85,201	35,884
Investment securities at fair value through other comprehensive income	464,821	468,713
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	15,368	12,914
Financial assets, Unfavorable changes	¥ 15,368	¥ 12,019